STATEMENT OF CASH FLOWS COMPLEMENTARY INFORMATION (Details 2) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Statement Of Cash Flows Complementary Information
Acquisition of property, plant and equipment through an increase in trade payables	$ (82)	$ (75)	$ (51)
Borrowing costs capitalized in property, plant and equipment	(21)	(11)
Increase of property, plant and equipment through exchange of assets	(25)
Acquisition of subsidiary by delivering financial assets at fair value through profit and loss		(35)
Receivables from sales of companies pending collection			40
Receivables for acquisition of subsidiary		7
Increase in investments in associates through a decrease in other receivables			(20)
Increase in right-of-use assets through an increase in other liabilities	(13)	(1)	(7)
Dividends pending collection			2
Decrease in asset retirement obligation and wind turbines decommision through property, plant and equipment	(5)	(1)	(1)
Decrease in associate's equity interest through increase in other receivables		$ 6